Prospectus Supplement                                              220195 11/04
dated November 17, 2004 to:
-------------------------------------------------------------------------------
PUTNAM CONVERTIBLE INCOME-GROWTH TRUST
Prospectuses dated February 29, 2004

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team member coordinates the team's management of the fund's portfolio. His experience as an investment professional over at least the last five years is shown.

-------------------------------------------------------------------------------
Portfolio leader       Since       Experience
-------------------------------------------------------------------------------
David L. King          2002        1983 - Present         Putnam Management
-------------------------------------------------------------------------------